Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Property, plant and equipment

14. Property, plant and equipment

	Land, buildings,	Machinery, equipment	Assets under
EURm	constructions and vessels	and other	construction	Total
Acquisition cost as of 1 January 2020	1 267	3 018	143	4 428
Translation differences	(63)	(102)	(4)	(169)
Additions	36	290	123	449
Acquisitions through business combinations	–	2	–	2
Reclassifications	61	64	(125)	–
Disposals and retirements	(36)	(137)	–	(173)
Acquisition cost as of 31 December 2020	1 265	3 135	137	4 537
Accumulated depreciation as of 1 January 2020	(451)	(2 121)	–	(2 572)
Translation differences	33	72	–	105
Disposals and retirements	22	128	–	150
Depreciation	(86)	(351)	–	(437)
Accumulated depreciation as of 31 December 2020	(482)	(2 272)	–	(2 754)
Net book value as of 1 January 2020	816	897	143	1 856
Net book value as of 31 December 2020	783	863	137	1 783
Acquisition cost as of 1 January 2021	1 265	3 135	137	4 537
Translation differences	53	88	7	148
Additions	27	333	214	574
Reclassifications	28	41	(69)	–
Disposals and retirements	(145)	(226)	(9)	(380)
Acquisition cost as of 31 December 2021	1 228	3 371	280	4 879
Accumulated depreciation as of 1 January 2021	(482)	(2 272)	–	(2 754)
Translation differences	(26)	(59)	–	(85)
Impairment charges	(14)	–	–	(14)
Disposals and retirements	114	216	–	330
Depreciation	(87)	(345)	–	(432)
Accumulated depreciation as of 31 December 2021	(495)	(2 460)	–	(2 955)
Net book value as of 1 January 2021	783	863	137	1 783
Net book value as of 31 December 2021	733	911	280	1 924